Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment
Property and Equipment

7.                                      Property and Equipment

Property and equipment consisted of the following as of December 31, 2009 and 2010:

	As of December 31,
	2009	2010
	(in thousands)
Communciations and fiber optic networks	$125,166	$244,135
Office and other equipment	139,793	87,707
Land and buildings	17,243	42,807
Leasehold improvements	42,254	53,784
Construction in progress	1,051	7,258
	325,507	435,691
Less accumulated depreciation	(291,240)	(194,580)
	$34,267	$241,111

Depreciation expense charged to continuing operations, which includes depreciation expense associated with property under capital leases, was $23.0 million, $16.2 million and $17.6 million for the years ended December 31, 2008, 2009 and 2010, respectively.

During the year ended December 31, 2010, the Company wrote-down and retired abandoned and disposed property and equipment that had a cost basis of $113.2 million and accumulated depreciation of $113.1 million.